U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.       Name and address of issuer:

               Stratus Fund, Inc.

2. Name of each series or class of the funds for which this notice is filed:

               Growth Portfolio
               Government Securities Portfolio
               Capital Appreciation Portfolio
               Intermediate Government Bond Portfolio
               International Portfolio

3.       Investment Company Act File Number:

               811-6259

         Securities Act File Number:

               33-37928

4.       Last day of fiscal year for which this notice is filed:

               June 30, 1999

5. Check box if this notice is being filed more than 180 days after the closed of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                [  ]

6.       Date of termination of issuer's declaration under rule 24f-2 (a)(l):

               Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior year, but which remained unsold at the beginning of the fiscal year.

               None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None

9. Number and aggregate sale price of securities sold during the fiscal year:

               2,085,417 and $26,659,892

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               2,085,417 and $26,659,892

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend and reinvestment plans, if applicable:

               471,560 and $6,483,369


12.      Calculation of registration fee:
         (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):

                                                                     $26,659,892

         (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11):

                                                                      $6,483,369

         (iii)    Aggregate   price of shares redeemed or repurchased during the
                  fiscal year:

                                                                     $38,116,480

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously applied as a reduction to filing fees pursuant to rule 24e-2:

                                                                         none

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv):

                                                                    ($4,973,220)

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

                                                                        .000295

         (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                            $0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a.

                    [ ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and of the dates indicated.



By:      /s/ Michael S. Dunlap

Title:   President

Date:    August 20, 1999